Apr. 20, 2017
Ivy Funds

Supplement dated July 28, 2017 to the
Ivy ProShares Index Funds Prospectus
dated April 20, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 7, 11, 17 and 22:

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.